Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Allowance for doubtful patient accounts	$ 1,891,334	$ 1,639,198
Net of accumulated amortization	313,028	258,547
Long-lived assets held for sale	$ 0	$ 182,688
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	91,547,079	93,644,862
Common stock, shares outstanding	90,571,530	92,669,313
Treasury stock, shares	975,549	975,549